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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI Inc.           666 Fifth Avenue, 11th Floor          New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:       October 31, 2013

Date of reporting period:      January 31, 2013

Item 1. Schedule of Investments

ISI Strategy Fund
Schedule of Investments
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05%
Consumer Discretionary - 11.51%
Auto Components - 0.30%
Allison Transmission Holdings, Inc.	1,000	$22,280
American Axle & Manufacturing Holdings, Inc.*	2,940	34,339
Exide Technologies*	4,410	15,170
Federal-Mogul Corp.*	1,990	18,587
Goodyear Tire & Rubber Co. (The)*	2,430	33,437
Spartan Motors, Inc.	1,910	10,830
Standard Motor Products, Inc.	1,290	29,941
Superior Industries International, Inc.	1,520	30,810
		195,394

Automobiles - 0.16%
Ford Motor Co.	5,620	72,779
Winnebago Industries, Inc.*	1,640	30,701
		103,480

Diversified Consumer Services - 0.16%
Career Education Corp.*	3,750	12,975
ITT Educational Services, Inc.*	1,130	19,029
Regis Corp.	2,140	37,985
Weight Watchers International, Inc.	650	34,756
		104,745

Hotels, Restaurants & Leisure - 2.06%
Ameristar Casinos, Inc.	1,920	50,880
Brinker International, Inc.	900	29,466
Choice Hotels International, Inc.	1,580	56,943
Darden Restaurants, Inc.	1,130	52,545
Las Vegas Sands Corp.	1,890	104,422
Marriott International, Inc. - Class A	2,606	104,188
Marriott Vacations Worldwide Corp.*	320	14,202
McDonald's Corp.	4,096	390,308
MGM Resorts International*	3,878	49,522
Morgans Hotel Group Co.*	1,750	9,432
Red Lion Hotels Corp.*	1,080	8,068
Starbucks Corp.	1,080	60,610
Wyndham Worldwide Corp.	3,230	180,202
Wynn Resorts Ltd.	1,060	132,733
Yum! Brands, Inc.	1,440	93,513
		1,337,034

Household Durables - 0.07%
Bassett Furniture Industries, Inc.	640	8,909

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Consumer Discretionary - 11.51% (continued)
Household Durables - 0.07% (continued)
Beazer Homes USA, Inc.*	1,380	$25,972
Tempur-Pedic International, Inc.*	290	11,298
		46,179

Internet & Catalog Retail - 0.88%
Amazon.com, Inc.*	1,260	334,530
Expedia, Inc.	267	17,422
Liberty Interactive Corp. - Class A*	7,380	156,899
Liberty Ventures - Series A*	596	44,479
Orbitz Worldwide, Inc.*	5,170	14,941
		568,271

Leisure Equipment & Products - 0.28%
Arctic Cat, Inc.*	490	17,709
JAKKS Pacific, Inc.	1,230	16,064
LeapFrog Enterprises, Inc.*	3,770	33,968
Mattel, Inc.	2,220	83,538
Smith & Wesson Holding Corp.*	3,690	31,734
		183,013

Media - 4.22%
Cablevision Systems Corp. - New York Group - Class A	5,588	81,808
CBS Corp. - Class B - Non-Voting Shares	1,493	62,288
Charter Communications, Inc. - Class A*	2,040	159,059
Comcast Corp. - Class A	9,800	373,184
DIRECTV*	7,730	395,312
Liberty Global, Inc. - Class A*	2,226	152,014
News Corp. - Class A	9,875	273,932
Nexstar Broadcasting Group, Inc. - Class A*	760	10,929
Omnicom Group, Inc.	2,210	119,959
Scholastic Corp.	850	25,211
Sinclair Broadcast Group, Inc. - Class A	1,000	13,780
Sirius XM Radio, Inc.	34,400	108,016
Thomson Reuters Corp.	3,540	108,466
Time Warner Cable, Inc.	1,603	143,212
Time Warner, Inc.	2,530	127,816
Viacom, Inc. - Class B	1,210	73,023
Virgin Media, Inc.	6,650	261,943
Walt Disney Co. (The)	4,253	229,152

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Consumer Discretionary - 11.51% (continued)
Media - 4.22% (continued)
World Wrestling Entertainment, Inc. - Class A	2,040	$17,462
		2,736,566

Multi-Line Retail - 0.71%
Bon-Ton Stores, Inc. (The)	1,130	14,182
Dillard's, Inc. - Class A	1,200	101,292
Dollar General Corp.*	2,115	97,755
Macy's, Inc.	1,520	60,055
Nordstrom, Inc.	2,290	126,477
Target Corp.	1,061	64,095
		463,856

Specialty Retail - 2.15%
AutoZone, Inc.*	800	295,760
Chico's FAS, Inc.	2,460	44,108
Conn's, Inc.*	990	28,156
Express, Inc.*	2,290	42,090
Finish Line, Inc. (The) - Class A	840	15,658
Gap, Inc. (The)	2,929	95,720
Hibbett Sports, Inc.*	1,270	66,878
Home Depot, Inc. (The)	4,653	311,379
Limited Brands, Inc.	2,800	134,456
Lithia Motors, Inc. - Class A	260	11,250
Lowe's Cos., Inc.	3,400	129,846
MarineMax, Inc.*	1,340	15,651
PetSmart, Inc.	1,120	73,259
Ross Stores, Inc.	220	13,134
Systemax, Inc.	2,031	19,883
TJX Cos., Inc.	1,240	56,023
Zale Corp.*	1,790	8,807
Zumiez, Inc.*	1,440	30,384
		1,392,442

Textiles, Apparel & Luxury Goods - 0.52%
Coach, Inc.	840	42,840
NIKE, Inc. - Class B	4,260	230,253
Under Armour, Inc. - Class A*	1,010	51,378

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Consumer Discretionary - 11.51% (continued)
Textiles, Apparel & Luxury Goods - 0.52% (continued)
Unifi, Inc.*	1,120	$15,120
		339,591

Consumer Staples - 7.49%
Beverages - 1.46%
Coca-Cola Co. (The)	12,060	449,114
Dr Pepper Snapple Group, Inc.	3,618	163,063
PepsiCo, Inc.	4,628	337,150
		949,327

Food & Staples Retailing - 2.02%
Costco Wholesale Corp.	1,150	117,691
CVS Caremark Corp.	5,190	265,728
Kroger Co. (The)	2,120	58,724
Sysco Corp.	1,690	53,691
Wal-Mart Stores, Inc.	10,906	762,875
Whole Foods Market, Inc.	530	51,013
		1,309,722

Food Products - 1.23%
Boulder Brands, Inc.*	1,680	22,562
Chiquita Brands International, Inc.*	2,580	18,963
General Mills, Inc.	4,096	171,786
H.J. Heinz Co.	1,260	76,394
Hershey Co. (The)	1,623	128,947
Kraft Foods Group, Inc.	2,076	95,953
McCormick & Co., Inc. - Non-Voting Shares	1,118	69,707
Mondelez International, Inc. - Class A	6,230	173,132
Omega Protein Corp.*	1,110	7,670
Pilgrim's Pride Corp.*	3,610	30,505
		795,619

Household Products - 1.29%
Colgate-Palmolive Co.	1,970	211,519
Harbinger Group, Inc.*	3,670	30,094
Kimberly-Clark Corp.	230	20,587
Procter & Gamble Co. (The)	7,641	574,298
		836,498

Personal Products - 0.04%
Nature's Sunshine Products, Inc.	580	8,364

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Consumer Staples - 7.49% (continued)
Personal Products - 0.04% (continued)
Revlon, Inc. - Class A*	930	$14,647
		23,011

Tobacco - 1.45%
Altria Group, Inc.	6,172	207,873
Lorillard, Inc.	420	16,409
Philip Morris International, Inc.	5,949	524,464
Reynolds American, Inc.	3,016	132,644
Vector Group Ltd.	3,958	61,507
		942,897

Energy - 6.71%
Energy Equipment & Services - 0.75%
Halliburton Co.	1,780	72,410
Newpark Resources, Inc.*	2,390	20,602
Parker Drilling Co.*	6,270	35,237
Schlumberger Ltd.	4,040	315,322
Unit Corp.*	930	44,761
		488,332

Oil, Gas & Consumable Fuels - 5.96%
Alon USA Energy, Inc.	1,760	34,531
Amyris, Inc.*	3,170	9,637
Anadarko Petroleum Corp.	566	45,291
BPZ Resources, Inc.*	6,540	20,601
Chevron Corp.	6,742	776,341
ConocoPhillips	5,770	334,660
Contango Oil & Gas Co.	850	36,491
Crimson Exploration, Inc.*	2,570	7,864
Crosstex Energy, Inc.	2,620	44,278
Devon Energy Corp.	540	30,883
Exxon Mobil Corp.	15,631	1,406,321
Green Plains Renewable Energy, Inc.*	1,660	12,965
Kinder Morgan, Inc.	4,640	173,815
Marathon Petroleum Corp.	901	66,863
McMoRan Exploration Co.*	1,040	16,442
Miller Energy Resources, Inc.*	2,660	10,720
Occidental Petroleum Corp.	1,020	90,035
Penn Virginia Corp.	3,030	12,999
Phillips 66	4,115	249,246

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Energy - 6.71% (continued)
Oil, Gas & Consumable Fuels - 5.96% (continued)
Ship Finance International Ltd.	462	$7,789
Spectra Energy Corp.	7,590	210,850
W&T Offshore, Inc.	2,030	35,728
Western Refining, Inc.	2,340	78,694
Williams Cos., Inc. (The)	4,420	154,921
		3,867,965

Financials - 15.51%
Capital Markets - 1.58%
American Capital Ltd.*	10,180	136,005
Arlington Asset Investment Corp. - Class A	350	8,179
Bank of New York Mellon Corp. (The)	1,430	38,839
BlackRock, Inc.	996	235,335
Calamos Asset Management, Inc. - Class A	1,151	11,993
Charles Schwab Corp. (The)	2,325	38,432
FXCM, Inc. - Class A	1,920	23,021
Goldman Sachs Group, Inc. (The)	980	144,903
Invesco Ltd.	3,741	101,942
New Mountain Finance Corp.	600	9,000
SEI Investments Co.	4,146	111,776
State Street Corp.	2,180	121,317
SWS Group, Inc.*	1,840	12,126
TD Ameritrade Holding Corp.	1,490	28,891
		1,021,759

Commercial Banks - 3.14%
Banner Corp.	1,030	31,106
CapitalSource, Inc.	15,560	126,192
Citizens Republic Bancorp, Inc.*	1,880	38,390
Columbia Banking System, Inc.	2,230	45,046
Cullen/Frost Bankers, Inc.	2,463	145,046
CVB Financial Corp.	5,920	65,120
Enterprise Financial Services Corp.	1,010	13,544
First BanCorp*	8,500	43,605
First Busey Corp.	4,002	18,169
FirstMerit Corp.	2,880	43,862
MB Financial, Inc.	3,160	70,689
Mercantile Bank Corp.	490	8,085
MetroCorp Bancshares, Inc.*	1,000	10,080
Pacific Continental Corp.	1,030	11,320

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Financials - 15.51% (continued)
Commercial Banks - 3.14% (continued)
Pinnacle Financial Partners, Inc.*	1,760	$37,787
PrivateBancorp, Inc.	4,080	70,054
Republic Bancorp, Inc. - Class A	1,184	26,605
Southwest Bancorp, Inc.*	1,080	13,835
Sterling Financial Corp.	3,160	68,224
Susquehanna Bancshares, Inc.	4,012	45,817
SVB Financial Group*	2,140	142,032
Synovus Financial Corp.	17,180	44,324
Trico Bancshares	900	14,832
Union First Market Bankshares Corp.	1,457	25,468
United Community Banks, Inc.*	3,040	31,890
US Bancorp	5,480	181,388
Washington Trust Bancorp, Inc.	700	18,452
Webster Financial Corp.	2,460	54,735
Wells Fargo & Co.	17,053	593,956
		2,039,653

Consumer Finance - 1.34%
American Express Co.	6,330	372,267
DFC Global Corp.*	1,950	37,557
Discover Financial Services	5,040	193,486
SLM Corp.	15,760	266,186
		869,496

Diversified Financial Services - 1.83%
Bank of America Corp.	20,801	235,467
Citigroup, Inc.	3,600	151,776
CME Group, Inc.	3,660	211,694
Interactive Brokers Group, Inc. - Class A	2,530	36,179
JPMorgan Chase & Co.	11,541	543,004
Resource America, Inc. - Class A	1,110	8,603
		1,186,723

Insurance - 3.85%
Aflac, Inc.	1,260	66,856
Allstate Corp. (The)	1,950	85,605
American Equity Investment Life Holding Co.	3,890	52,437
American International Group, Inc.*	6,030	228,115
American National Insurance Co.	220	16,986
American Safety Insurance Holdings Ltd.*	580	11,588
Arch Capital Group Ltd.*	1,110	51,526

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Financials - 15.51% (continued)
Insurance - 3.85% (continued)
Assured Guaranty Ltd.	1,890	$34,266
Berkshire Hathaway, Inc. - Class B*	6,800	659,124
Brown & Brown, Inc.	3,360	91,862
Cincinnati Financial Corp.	3,912	166,025
CNO Financial Group, Inc.	13,000	133,510
Employers Holdings, Inc.	1,818	38,742
FBL Financial Group, Inc. - Class A	900	31,437
Loews Corp.	2,900	125,773
Maiden Holdings Ltd.	2,560	26,035
MBIA, Inc.*	8,470	72,927
Meadowbrook Insurance Group, Inc.	2,780	17,431
PartnerRe Ltd.	1,480	129,781
ProAssurance Corp.	3,276	147,551
Progressive Corp. (The)	3,910	87,936
Protective Life Corp.	4,270	135,103
SeaBright Holdings, Inc.	1,250	13,863
Symetra Financial Corp.	5,300	73,935
		2,498,414

Real Estate Investment Trusts - 2.97%
American Capital Agency Corp.	1,620	51,241
American Tower Corp.	1,610	122,601
Annaly Capital Management, Inc.	6,910	102,752
Ashford Hospitality Trust, Inc.	3,850	44,622
Chesapeake Lodging Trust	1,660	35,441
Equity Residential	2,000	110,780
FelCor Lodging Trust, Inc.*	6,176	33,227
First Industrial Realty Trust, Inc.*	4,330	67,851
General Growth Properties, Inc.	11,500	224,480
Gramercy Capital Corp.*	2,900	10,411
Hatteras Financial Corp.	1,178	31,900
HCP, Inc.	3,380	156,798
iStar Financial, Inc.*	4,770	46,221
Kimco Realty Corp.	5,510	114,443
Macerich Co. (The)	1,110	66,289
Newcastle Investment Corp.	1,850	19,407
NorthStar Realty Finance Corp.	7,440	58,032
Parkway Properties Inc.	1,000	15,840
Pennsylvania Real Estate Investment Trust	2,180	40,199

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Financials - 15.51% (continued)
Real Estate Investment Trusts - 2.97% (continued)
Public Storage	830	$127,762
RAIT Financial Trust	2,820	19,430
Simon Property Group, Inc.	900	144,162
Strategic Hotels & Resorts, Inc.*	2,870	20,980
Taubman Centers, Inc.	350	28,525
Ventas, Inc.	3,550	235,329
		1,928,723

Thrifts & Mortgage Finance - 0.80%
BankFinancial Corp.	1,000	7,550
Capitol Federal Financial, Inc.	6,400	75,200
Federal Agricultural Mortgage Corp. - Class C	460	15,783
First Financial Holdings, Inc.	935	14,165
Fox Chase Bancorp, Inc.	450	7,744
MGIC Investment Corp.*	9,190	25,548
New York Community Bancorp, Inc.	18,180	242,703
OceanFirst Financial Corp.	1,000	14,190
Oritani Financial Corp.	2,512	38,032
Radian Group, Inc.	7,440	47,839
Rockville Financial, Inc.	1,590	20,479
Simplicity Bancorp, Inc.	530	7,643
		516,876

Health Care - 8.52%
Biotechnology - 1.83%
Acorda Therapeutics, Inc.*	970	28,014
Alexion Pharmaceuticals, Inc.*	500	46,995
Amgen, Inc.	3,420	292,273
Ariad Pharmaceuticals, Inc.*	2,630	52,284
Biogen Idec, Inc.*	910	142,033
Celgene Corp.*	1,000	98,960
Gilead Sciences, Inc.*	4,800	189,360
Pharmacyclics, Inc.*	1,000	69,330
Regeneron Pharmaceuticals, Inc.*	440	76,534
Spectrum Pharmaceuticals, Inc.	1,490	18,789
Threshold Pharmaceuticals, Inc.*	3,080	14,230
Trius Therapeutics, Inc.*	2,190	11,300
United Therapeutics Corp.*	1,880	101,313

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Health Care - 8.52% (continued)
Biotechnology - 1.83% (continued)
Vertex Pharmaceuticals, Inc.*	1,000	$44,780
		1,186,195

Health Care Equipment & Supplies - 0.42%
Baxter International, Inc.	422	28,628
Cerus Corp.*	3,060	9,700
IDEXX Laboratories, Inc.*	353	33,609
Intuitive Surgical, Inc.*	20	11,488
Medtronic, Inc.	2,430	113,238
RTI Biologics, Inc.*	3,111	15,306
Staar Surgical Co.*	1,630	9,226
STERIS Corp.	1,388	52,369
		273,564

Health Care Providers & Services - 2.04%
Amedisys, Inc.*	1,690	18,793
AmerisourceBergen Corp.	3,570	161,971
Assisted Living Concepts, Inc. - Class A	1,300	12,766
Community Health Systems, Inc.	3,100	118,823
ExamWorks Group, Inc.*	1,910	27,638
Express Scripts Holding Co.*	996	53,206
HCA Holdings, Inc.	2,390	89,983
Health Management Associates, Inc. - Class A*	9,930	103,669
Health Net, Inc.*	1,440	39,168
HealthSouth Corp.*	2,260	53,924
Kindred Healthcare, Inc.*	1,000	10,780
LifePoint Hospitals, Inc.*	1,610	70,373
Magellan Health Services, Inc.*	1,780	91,314
McKesson Corp.	1,020	107,335
Owens & Minor, Inc.	840	25,712
Select Medical Holdings Corp.	6,530	63,602
Skilled Healthcare Group, Inc. - Class A*	1,985	10,560
Team Health Holdings, Inc.*	3,080	104,320
Tenet Healthcare Corp.*	773	30,016
UnitedHealth Group, Inc.	1,600	88,336

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Health Care - 8.52% (continued)
Health Care Providers & Services - 2.04% (continued)
Universal American Corp.	4,800	$44,976
		1,327,265

Health Care Technology - 0.03%
Omnicell, Inc.*	1,270	20,066

Pharmaceuticals - 4.20%
Abbott Laboratories	3,856	130,641
AbbVie, Inc.	3,856	141,477
Allergan, Inc.	791	83,063
Bristol-Myers Squibb Co.	5,913	213,696
Eli Lilly & Co.	2,190	117,581
Forest Laboratories, Inc.*	2,310	83,853
Johnson & Johnson	8,588	634,825
Merck & Co., Inc.	10,872	470,214
Pfizer, Inc.	27,400	747,472
Questcor Pharmaceuticals, Inc.	1,270	32,359
Salix Pharmaceuticals Ltd.*	1,190	57,001
ViroPharma, Inc.*	420	11,197
		2,723,379

Industrials - 8.29%
Aerospace & Defense - 1.86%
AAR Corp.	1,652	31,140
Boeing Co. (The)	2,100	155,127
GenCorp, Inc.*	3,380	36,268
Honeywell International, Inc.	2,979	203,287
Huntington Ingalls Industries, Inc.	598	26,491
Lockheed Martin Corp.	1,190	103,375
Northrop Grumman Corp.	3,581	232,908
Raytheon Co.	2,400	126,432
Spirit Aerosystems Holdings, Inc. - Class A*	2,380	37,937
Sypris Solutions, Inc.	1,120	4,637
Taser International, Inc.*	1,700	14,229
United Technologies Corp.	2,638	231,010
		1,202,841

Air Freight & Logistics - 0.29%
United Parcel Service, Inc. - Class B	2,380	188,710

Airlines - 0.09%
Republic Airways Holdings, Inc.*	2,740	22,989

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Industrials - 8.29% (continued)
Airlines - 0.09% (continued)
SkyWest, Inc.	2,860	$36,150
		59,139

Building Products - 0.20%
Builders FirstSource, Inc.*	4,310	27,024
Griffon Corp.	3,900	46,020
Patrick Industries, Inc.*	590	9,711
USG Corp.*	1,630	47,906
		130,661

Commercial Services & Supplies - 0.47%
Intersections, Inc.	1,010	10,484
Iron Mountain, Inc.	1,000	34,210
RR Donnelley & Sons Co.	3,580	32,936
United Stationers, Inc.	1,950	65,013
US Ecology, Inc.	360	8,553
Waste Management, Inc.	4,200	152,796
		303,992

Construction & Engineering - 0.16%
AECOM Technology Corp.*	1,750	44,747
Layne Christensen Co.*	1,120	25,390
Tutor Perini Corp.*	2,150	35,669
		105,806

Electrical Equipment - 0.43%
Emerson Electric Co.	3,840	219,840
General Cable Corp.*	1,780	59,844
		279,684

Industrial Conglomerates - 1.97%
3M Co.	2,086	209,748
Danaher Corp.	2,710	162,410
General Electric Co.	40,690	906,573
		1,278,731

Machinery - 1.46%
Actuant Corp. - Class A	1,610	47,463
American Railcar Industries, Inc.	1,200	47,208
Caterpillar, Inc.	3,027	297,827
Graco, Inc.	1,360	77,792
Greenbrier Cos., Inc.*	1,530	30,493
Illinois Tool Works, Inc.	1,011	63,521

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Industrials - 8.29% (continued)
Machinery - 1.46% (continued)
ITT Corp.	3,490	$89,623
Mueller Industries, Inc.	1,870	99,783
Sauer-Danfoss, Inc.	850	45,620
Terex Corp.*	940	30,437
Titan International, Inc.	2,690	65,340
Trinity Industries, Inc.	1,230	48,831
		943,938

Professional Services - 0.09%
Mistras Group, Inc.*	930	20,479
Pendrell Corp.*	6,460	9,432
Verisk Analytics, Inc. - Class A*	560	30,889
		60,800

Road & Rail - 0.38%
Union Pacific Corp.	1,890	248,459

Trading Companies & Distributors - 0.89%
CAI International, Inc.*	1,090	27,337
DXP Enterprises, Inc.*	850	48,365
Fastenal Co.	3,816	189,579
SeaCube Container Leasing Ltd.	1,140	26,186
TAL International Group, Inc.	1,353	56,691
Titan Machinery, Inc.*	340	9,829
Watsco, Inc.	1,030	77,611
WESCO International, Inc.*	1,950	142,213
		577,811

Information Technology - 12.55%
Communications Equipment - 1.11%
Brocade Communications Systems, Inc.*	5,120	29,286
Cisco Systems, Inc.	11,400	234,498
Comtech Telecommunications Corp.	810	21,465
Motorola Solutions, Inc.	1,700	99,263
NETGEAR, Inc.*	570	20,013
QUALCOMM, Inc.	4,680	309,020
Tessco Technologies, Inc.	450	10,058
		723,603

Computers & Peripherals - 2.35%
Apple, Inc.	2,963	1,349,084
Datalink Corp.*	1,020	8,966

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Information Technology - 12.55% (continued)
Computers & Peripherals - 2.35% (continued)
EMC Corp.*	2,010	$49,466
Imation Corp.*	2,140	7,939
Lexmark International, Inc. - Class A	1,350	32,481
Silicon Graphics International Corp.*	1,810	26,317
STEC, Inc.*	3,410	17,255
Synaptics, Inc.*	900	31,572
		1,523,080

Electronic Equipment, Instruments & Components - 0.56%
Anixter International, Inc.	170	11,438
Insight Enterprises, Inc.*	2,030	39,788
Itron, Inc.*	490	22,731
Kemet Corp.*	2,550	14,688
Multi-Fineline Electronix, Inc.*	1,270	20,288
Plexus Corp.*	850	21,692
Power-One, Inc.*	5,220	20,984
ScanSource, Inc.*	1,334	38,766
Tech Data Corp.*	2,179	110,933
TTM Technologies, Inc.*	3,710	29,569
Vishay Intertechnology, Inc.*	2,800	30,772
		361,649

Internet Software & Services - 2.08%
Earthlink, Inc.	5,930	40,324
eBay, Inc.*	3,570	199,670
Google, Inc. - Class A*	1,006	760,224
j2 Global, Inc.	1,300	41,366
NIC, Inc.	1,830	29,829
ValueClick, Inc.*	760	15,557
VeriSign, Inc.*	2,390	103,750
XO Group, Inc.*	1,882	18,105
Yahoo!, Inc.*	7,020	137,803
		1,346,628

IT Services - 2.18%
Automatic Data Processing, Inc.	1,000	59,290
CACI International, Inc. - Class A*	840	45,049
Cardtronics, Inc.*	343	8,880
DST Systems, Inc.	740	49,536
Fidelity National Information Services, Inc.	1,230	45,645
Forrester Research, Inc.	980	27,705

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Information Technology - 12.55% (continued)
IT Services - 2.18% (continued)
Heartland Payment Systems, Inc.	1,362	$43,257
International Business Machines Corp.	3,834	778,570
Teradata Corp.*	1,063	70,860
Visa, Inc. - A Shares	1,830	288,975
		1,417,767

Semiconductors & Semiconductor Equipment - 1.32%
Amkor Technology, Inc.*	6,940	32,132
First Solar, Inc.*	1,000	28,180
GT Advanced Technologies, Inc.*	3,960	12,514
Intel Corp.	21,659	455,705
OmniVision Technologies, Inc.*	2,120	32,585
PLX Technology, Inc.*	2,520	11,743
Texas Instruments, Inc.	7,475	247,273
Veeco Instruments, Inc.*	1,140	35,853
		855,985

Software - 2.95%
ANSYS, Inc.*	333	24,509
CA, Inc.	8,819	218,887
Intuit, Inc.	2,980	185,892
Microsoft Corp.	25,922	712,077
Oracle Corp.	16,549	587,655
Pegasystems, Inc.	800	19,240
TIBCO Software, Inc.*	3,090	72,430
VMware, Inc. - Class A*	1,010	77,245
Websense, Inc.*	940	13,752
		1,911,687

Materials - 4.07%
Chemicals - 2.75%
A. Schulman, Inc.	1,568	50,411
Airgas, Inc.	100	9,524
Arabian American Development Co.*	1,350	10,678
Axiall Corp.	770	43,259
CF Industries Holdings, Inc.	240	55,001
Cytec Industries, Inc.	1,343	98,442
Dow Chemical Co. (The)	10,089	324,866
EI du Pont de Nemours & Co.	5,900	279,955
Ferro Corp.*	4,880	24,888

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Materials - 4.07% (continued)
Chemicals - 2.75% (continued)
Flotek Industries, Inc.*	2,570	$34,592
FutureFuel Corp.	2,320	29,580
GSE Holding, Inc.*	1,100	7,656
Innophos Holdings, Inc.	850	42,984
Kronos Worldwide, Inc.	5,460	105,869
Monsanto Co.	1,730	175,335
Olin Corp.	2,788	64,849
OMNOVA Solutions, Inc.*	2,610	21,350
PolyOne Corp.	1,487	32,476
Praxair, Inc.	570	62,911
Rockwood Holdings, Inc.	1,538	84,175
RPM International, Inc.	3,798	118,536
W.R. Grace & Co.*	1,261	90,540
Zoltek Cos., Inc.*	1,940	15,811
		1,783,688

Construction Materials - 0.05%
Headwaters, Inc.*	3,440	32,198

Containers & Packaging - 0.37%
Ball Corp.	1,760	78,355
Boise, Inc.	5,530	45,623
Myers Industries, Inc.	1,900	28,082
Silgan Holdings, Inc.	2,030	87,087
		239,147

Metals & Mining - 0.86%
AM Castle & Co.*	1,000	16,850
Century Aluminum Co.*	3,360	28,930
Coeur d'Alene Mines Corp.*	1,000	21,700
Freeport-McMoRan Copper & Gold, Inc.	3,471	122,353
McEwen Mining, Inc.*	7,740	24,226
Metals USA Holdings Corp.	1,270	22,835
Molycorp, Inc.*	3,880	28,634
Southern Copper Corp.	3,326	131,011
United States Steel Corp.	2,050	45,817
Walter Energy, Inc.	1,000	37,550

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Materials - 4.07% (continued)
Metals & Mining - 0.86% (continued)
Worthington Industries, Inc.	2,929	$80,489
		560,395

Paper & Forest Products - 0.04%
Wausau Paper Corp.	2,750	26,593

Telecommunication Services - 1.89%
Diversified Telecommunication Services - 1.75%
AT&T, Inc.	17,090	594,561
CenturyLink, Inc.	2,520	101,934
IDT Corp. - Class B	1,280	13,082
Verizon Communications, Inc.	9,790	426,942
		1,136,519

Wireless Telecommunication Services - 0.14%
Sprint Nextel Corp.*	15,870	89,348

Utilities - 1.51%
Electric Utilities - 0.85%
American Electric Power Co., Inc.	730	33,062
Duke Energy Corp.	1,310	90,049
FirstEnergy Corp.	1,440	58,306
NextEra Energy, Inc.	1,080	77,814
Pepco Holdings, Inc.	650	12,688
PPL Corp.	1,823	55,219
Southern Co. (The)	3,450	152,593
Xcel Energy, Inc.	2,600	72,228
		551,959

Gas Utilities - 0.05%
ONEOK, Inc.	700	32,907

Multi-Utilities - 0.52%
Alliant Energy Corp.	870	39,881
CenterPoint Energy, Inc.	3,380	69,087
Consolidated Edison, Inc.	700	39,816
Dominion Resources, Inc.	2,080	112,549
DTE Energy Co.	220	13,928
NiSource, Inc.	420	11,353
Sempra Energy	290	21,764

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2013 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 78.05% (continued)
Utilities - 1.51% (continued)
Multi-Utilities - 0.52% (continued)
Wisconsin Energy Corp.	620	$24,447
		332,825

Water Utilities - 0.09%
American Water Works Co., Inc.	1,540	58,951
Total Common Stocks (Cost $38,928,281)		$50,641,556

Security	Interest Rate	Maturity Date	Principal Amount	Value
US TREASURY OBLIGATIONS - 21.70%
US Treasury Notes	0.625%	04/30/13	$450,000	$450,651
US Treasury Notes	0.500%	05/31/13	3,705,000	3,710,502
US Treasury Notes	2.000%	01/31/16	1,000,000	1,047,110
US Treasury Notes	1.000%	03/31/17	2,000,000	2,025,938
US Treasury Notes	2.625%	08/15/20	1,600,000	1,729,501
US Treasury Notes	1.750%	05/15/22	3,500,000	3,460,079
US Treasury Bonds	8.125%	08/15/19	1,150,000	1,651,777
Total US Treasury Obligations (Cost $13,958,432)				$14,075,558
Total Investments - 99.75% (Cost $52,886,713)**				$64,717,114
Other Assets in Excess of Liabilities - 0.25%				163,667
Net Assets - 100.00%				$64,880,781

*	Non-income producing security.
**	Cost for Federal income tax purposes is $52,886,713 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$12,802,861
Gross Unrealized Depreciation	(972,460)
Net Unrealized Appreciation	$11,830,401

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ISI Strategy Fund
Notes to Schedule of Investments
January 31, 2013 (Unaudited)

1. Securities Valuation

ISI Strategy Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

If a fair value is required, the sub-advisor, Los Angeles Capital Management and Equity Research, Inc., determines the value of the security until the Board meets to establish the fair value of the security.

As of January 31, 2013, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

ISI Strategy Fund
Notes to Schedule of Investments (continued)
January 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$50,641,556	$—	$—	$50,641,556
US Treasury Obligations	—	14,075,558	—	14,075,558
Total	$50,641,556	$14,075,558	$—	$64,717,114

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of January 31, 2013, based on the valuation input Levels on October 31, 2012 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ISI Strategy Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 22, 2013

By (Signature and Title)		/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer (Principal Financial Officer)

Date	March 22, 2013